Selling and Distribution Expenses (Details) - Schedule of selling and distribution expenses - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of selling and distribution expenses [Abstract]
Personnel expenses, note 23(b)	S/ 26,283	S/ 26,818	S/ 21,707
Third-party services	7,326	8,636	7,549
Advertising and promotion	3,285	6,981	13,149
Allowance for expected credit losses, note 7(d)	1,582	1,452	683
Other	1,677	646	1,029
Total selling and distribution expenses	S/ 40,153	S/ 44,533	S/ 44,117